Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (18,666,058)	$ (5,491,654)	$ (3,142,255)
Adjustments for:
Depreciation	5,365,312	4,981,259	4,979,274
Amortization of intangible assets	616,095	51,383	54,745
Provision for obsolete inventories	942,882
Impairment loss on fixed assets	4,408,037
Stock-based compensation	252,095		100,936
Finance costs	1,083,276	909,093	650,492
(Decrease) Increase in deferred tax assets	121,169	(732,868)	(30,135)
Recovery of doubtful accounts, net	(7,394)		(2,872)
(Decrease) Increase in provision for withholding tax receivables	(147,002)	190,038	1,012,543
Write off of withholding tax receivables	595,245		710,219
Loss (Gain) from fixed assets disposal	24,250	4,438	(431)
Changes in operating assets and liabilities:
Decrease (Increase) in trade and other receivables	428,772	(26,740)	389,320
(Increase) Decrease in other current assets	(332,188)	236,234	123,764
(Increase) in inventories	(2,876,443)	(967,994)	(484,745)
(Increase) Decrease in amount due from related parties	(15,725,707)	352,432	(373,003)
(Increase) Decrease on other non-current assets	(151,170)	(58,431)	162,998
(Decrease) in trade and other payables	(18,773)	(437,086)	(561,769)
Decrease (Increase) in other current liabilities	947,020	1,944,617	(670,072)
Increase in income tax payables			272,972
Increase (Decrease) in amount due to related parties	3,884,995	(361,815)	529,489
Decrease in withholding taxes receivable	258,989	88,353	799,606
(Increase) Decrease in provision for employee benefits	(193,639)	297,905	386,425
Net cash (used in) generated from operating activities	(19,190,237)	979,164	4,907,501
Cash flows from investing activities
Acquisition of property, plant and equipment	(4,402,394)	(5,235,480)	(1,405,190)
Proceeds from disposal of property, plant and equipment	5,235
Acquisition of intangible assets	(3,242,537)	(13,235)	(26,316)
Acquisition of subsidiaries, net of cash acquired	(1,765,933)	24,276
Net cash used in investing activities	(9,405,629)	(5,224,439)	(1,431,506)
Cash flows from financing activities
Proceeds from issue of shares	20,346,353	13,244,329
Proceeds from exercise of warrants	3,014,710
Proceeds from a convertible note	1,500,000
Proceeds from borrowings	3,426,096	1,563,444	7,363,163
Repayment of borrowings	(4,499,358)	(1,334,930)	(5,371,766)
Payment of lease liabilities	(2,849,816)	(2,819,531)	(3,124,361)
Net cash generated from (used in) financing activities	20,937,985	10,653,312	(1,132,964)
Net (decrease) increase in cash and cash equivalents, and restricted cash	(7,657,881)	6,408,037	2,343,031
Effect of movements in exchange rates on cash held	34,714	(684,136)	99,158
Cash and cash equivalents, and restricted cash at beginning of year	15,853,811	10,129,910	7,687,721
Cash and cash equivalents, and restricted cash at end of year	8,230,644	15,853,811	10,129,910
Non-cash investing and financing activities
Equity portion of purchase consideration paid for acquisition of subsidiaries	$ 4,579,880	$ 327,763